Schedule I Financial Statements of Cleco Corporation, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Operating Activities [Abstract]
Net cash provided by operating activities		$ 51,322
Investing Activities [Abstract]
Contributions to tax credit fund		0
Return of equity investment in tax credit fund		901
Premiums paid on trust-owned life insurance		0
Net cash (used in) provided by investing activities		(161,145)
Financing Activities [Abstract]
Draws on credit facility		15,000
Payments on credit facility		(15,000)
Issuance of long-term debt		1,680,000
Repayment of long-term debt		(1,668,268)
Payments of financing costs		(8,655)
Repurchase of common stock		0
Dividends paid on common stock		(572)
Contribution from member		100,720
Distributions to member		(88,765)
Other financing		(1,890)
Net cash provided by (used in) financing activities		12,570
Net increase (decrease) in cash and cash equivalents		(97,253)
Cash and cash equivalents at beginning of period		120,330
Cash and cash equivalents at end of period	$ 120,330	23,077	$ 23,077
Supplementary cash flow information [Abstract]
Interest paid, net of amount capitalized		116,496
Income taxes paid, net		4,263
Successor [Member] | Cleco Holdings [Member]
Operating Activities [Abstract]
Net cash provided by operating activities		36,811
Investing Activities [Abstract]
Contributions to tax credit fund		0
Return of equity investment in tax credit fund		901
Contribution to subsidiary		(50,000)
Premiums paid on trust-owned life insurance		0
Net cash (used in) provided by investing activities		(49,099)
Financing Activities [Abstract]
Draws on credit facility		0
Payments on credit facility		0
Issuance of long-term debt		1,350,000
Repayment of long-term debt		(1,350,000)
Payments of financing costs		(3,755)
Repurchase of common stock		0
Dividends paid on common stock		(572)
Contribution from member		100,720
Distributions to member		(88,765)
Other financing		0
Net cash provided by (used in) financing activities		7,628
Net increase (decrease) in cash and cash equivalents		(4,660)
Cash and cash equivalents at beginning of period		6,037
Cash and cash equivalents at end of period	6,037	1,377	1,377
Supplementary cash flow information [Abstract]
Interest paid, net of amount capitalized		26,264
Income taxes paid, net		4,263
Supplementary non-cash investing and financing activities [Abstract]
Non-cash contribution to subsidiary, net of tax		0
Non-cash distribution from subsidiary, net of tax		0
Predecessor [Member]
Operating Activities [Abstract]
Net cash provided by operating activities	129,780			$ 361,022	$ 335,169
Investing Activities [Abstract]
Contributions to tax credit fund	0			(9,966)	(55,315)
Return of equity investment in tax credit fund	476			2,128	2,579
Premiums paid on trust-owned life insurance	0			(3,607)	(2,831)
Net cash (used in) provided by investing activities	(36,811)			(167,951)	(246,514)
Financing Activities [Abstract]
Draws on credit facility	3,000			120,000	254,000
Payments on credit facility	(10,000)			(163,000)	(202,000)
Issuance of long-term debt	0			75,000	0
Repayment of long-term debt	(8,546)			(100,824)	(14,876)
Payments of financing costs	(43)			(693)	(71)
Repurchase of common stock	0			0	(12,449)
Dividends paid on common stock	(24,579)			(97,283)	(95,044)
Contribution from member	0			0	0
Distributions to member	0			0	0
Other financing	(717)			(2,448)	(2,448)
Net cash provided by (used in) financing activities	(40,885)			(169,248)	(72,888)
Net increase (decrease) in cash and cash equivalents	52,084			23,823	15,767
Cash and cash equivalents at beginning of period	68,246	120,330	68,246	44,423	28,656
Cash and cash equivalents at end of period	120,330			68,246	44,423
Supplementary cash flow information [Abstract]
Interest paid, net of amount capitalized	2,478			74,349	74,515
Income taxes paid, net	(481)			1,434	15,286
Predecessor [Member] | Cleco Holdings [Member]
Operating Activities [Abstract]
Net cash provided by operating activities	34,904			128,909	108,754
Investing Activities [Abstract]
Contributions to tax credit fund	0			(9,966)	(55,315)
Return of equity investment in tax credit fund	476			2,128	2,579
Contribution to subsidiary	0			0	0
Premiums paid on trust-owned life insurance	0			(3,607)	(2,831)
Net cash (used in) provided by investing activities	476			(11,445)	(55,567)
Financing Activities [Abstract]
Draws on credit facility	3,000			57,000	97,000
Payments on credit facility	(10,000)			(80,000)	(45,000)
Issuance of long-term debt	0
Repayment of long-term debt	0
Payments of financing costs	0
Repurchase of common stock	0			0	(12,449)
Dividends paid on common stock	(24,579)			(97,283)	(95,044)
Contribution from member	0
Distributions to member	0
Other financing	0			(14)	0
Net cash provided by (used in) financing activities	(31,579)			(120,297)	(55,493)
Net increase (decrease) in cash and cash equivalents	3,801			(2,833)	(2,306)
Cash and cash equivalents at beginning of period	2,236	$ 6,037	$ 2,236	5,069	7,375
Cash and cash equivalents at end of period	6,037			2,236	5,069
Supplementary cash flow information [Abstract]
Interest paid, net of amount capitalized	126			130	189
Income taxes paid, net	1			1,464	15,013
Supplementary non-cash investing and financing activities [Abstract]
Non-cash contribution to subsidiary, net of tax	0			0	142,880
Non-cash distribution from subsidiary, net of tax	$ 0			$ 33,661	$ 138,080